Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	(1.50%)	(1.50%)	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	127.75%	(7.69%)	(0.84%)
Effect of expenses not deductible for tax purposes	1.10%	0.40%	0.57%
Effect of change of tax rate for temporary difference			(1.40%)
Valuation allowance recognized with respect to the loss in subsidiaries	19.83%	(0.03%)	13.28%
Others		0.49%
Total	91.82%	8.17%	36.61%